STOCK BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense											$ 0
Share based compensation	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0			$ 0
Employee [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 0	$ 0				$ 0	$ 0		$ 0		$ 0
Warrants granted	0	0	0	0	0	0	0	0	0	0	0	0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, granted during the period	0	0	24,000			0	24,000		24,000		0	0
Unrecognized compensation expense		$ 53,500	$ 53,500				$ 53,500
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 600,000	$ 500,000	$ 700,000				$ 500,000		$ 600,000
Unrecognized compensation expense											$ 700,000
Vesting period			3 years 9 months 18 days				2 years		1 year 10 months 24 days		1 year 9 months 18 days
Employee Stock Option2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards made under employee stock option plan			0				0		0		0
Incentive stock options may be granted after 10th anniversary of date of board approval	0	0	0				0		0		0
Number of securities remaining available for future issuance	149,332	115,667	115,667				115,667		149,332		163,000
Employee Stock Option2011 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares of the company's stock that may be issued													168,950
Stock granted			0				0		0		0
Maximum [Member] | Employee Stock Option2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares of the company's stock that may be issued	250,000	250,000	250,000				250,000		250,000		250,000